Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	To add auditor's logo to their letter.
Registrant Name	Volumetric Fund, Inc.
Entity Central Index Key	0000792394
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Volumetric Fund	1.53%	5.43%	7.29%
S&P 500 Index	17.88%	14.42%	14.82%
FTSE 3 Month T-Bill Index	4.40%	3.31%	2.23%

Additional Fund Statistics [Text Block]	FUND STATISTICS
Net Assets	$37,347,667
Number of Portfolio Holdings	54
Total Advisory Fees	$733,901
Portfolio Turnover	62%

Largest Holdings [Text Block]

TOP EQUITY HOLDINGS	HOLDINGS %
SPDR S&P 500 ETF Trust	7.7
Alphabet Inc	3.6
Applied Materials Inc	2.2
Apple Inc	2.2
Emerson Electric Co	2.2
Waste Connections Inc	2.1
Bank of New York Mellon Corp	2.1
Bank of America Corp	2.0
Packaging Corp of America	2.0
PNC Financial Services Group	2.0

C 000032757 [Member]
Shareholder Report [Line Items]
Fund Name	Volumetric Fund
Class Name	Volumetric Fund
Trading Symbol	VOLMX
Additional Information [Text Block]	This Annual Report contains important information about Volumetric Fund, Inc. (“Fund”) for the period of January 1, 2025, to December 31, 2025 (the “Period”). You can find additional information about the Fund at volumetric.com. You can also request this information by contacting us at 800-541-3863 or info@volumetric.com.
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	800-541-3863
Additional Information Email	info@volumetric.com
Additional Information Website	volumetric.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Volumetric Fund	$201	1.89%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Fund saw a 1.53% appreciation in 2025, finishing the year at $23.75 per share. This share price reflects a $0.45 reduction due to the long-term capital gains distribution paid to shareholders on December 29, 2025.

The equity markets experienced heightened volatility during 2025. Uncertainty related to economic policy, tariffs, and global events contributed to a market decline during the period from February through April 2025. In response to these conditions, the Fund reduced its equity exposure to 70.3% and increased its allocation to money market and cash investments to 29.7%. These actions were taken in accordance with the Fund’s investment objective, which emphasizes capital preservation and risk management.

In April 2025, equity markets rebounded as market conditions stabilized. As volatility moderated, the Fund gradually increased its allocation to equities. Market performance during the year was uneven, with certain sectors, including technology and precious metals, experiencing significantly stronger gains than the broader market. The Fund maintained a diversified allocation across multiple sectors and industries rather than concentrating in a limited number of market segments.

The Fund’s total return for 2025 was lower than its average annual return since inception (1979) of 8.81%. Management believes the market conditions experienced during 2025 were highly unusual and not representative of longer-term market trends. Despite these conditions, the Fund remained focused on its investment objectives and disciplined investment process. The Fund continues to emphasize diversification and capital preservation as it seeks to navigate varying market environments over time.

Prior Market Index Comparison [Text Block]

CUMULATIVE PERFORMANCE

The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The FTSE 3-month Treasury Bill Index measures the performance of short-term U.S. government debt securities. The S&P 500 Index represents the equity portion of the Fund’s portfolio, and the FTSE 3-month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio.

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph above and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Net Assets	$ 37,347,667
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 733,901
Investment Company, Portfolio Turnover	62.00%
Holdings [Text Block]

TOP PERFORMING EQUITIES	UNREALIZED GAIN %
Microsoft Corp	742.0
Applied Materials Inc	556.0
Apple Inc	525.3
Meta Platforms Inc	403.7
Amazon.com Inc	381.5
SPDR S&P 500 ETF Trust	331.4
Waste Connections Inc	300.7
Alphabet Inc	197.7
Raymond James Financial	195.6
Salesforce Inc	181.8
% based on cost basis versus ending market value

TOP EQUITY HOLDINGS	HOLDINGS %
SPDR S&P 500 ETF Trust	7.7
Alphabet Inc	3.6
Applied Materials Inc	2.2
Apple Inc	2.2
Emerson Electric Co	2.2
Waste Connections Inc	2.1
Bank of New York Mellon Corp	2.1
Bank of America Corp	2.0
Packaging Corp of America	2.0
PNC Financial Services Group	2.0

Accountant Change Disagreements [Text Block]	There were no changes or disagreements with the accountants during the reporting period.